UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Canadian Imperial Holdings Inc.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-11290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:

Jeffrey Thibeault
____________________      	  New York, NY              11/2/11
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: $477,933 (x1000)





List of Other Included Managers:  NONE







PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE JUN10
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

ALCON INC                     COM  H01301102        370     2,500SH          2,500        0        0         2,500        0        0
AT&T INC                      COM  00206R102        989    40,884SH         40,884        0        0        40,884        0        0
AIRGAS INC                    COM  009363102        529     8,500SH          8,500        0        0         8,500        0        0
ALCOA INC                     COM  013817101        240    23,850SH         23,850        0        0        23,850        0        0
ALCOA INC                     COM  013817101      1,741   173,100SH CALL   173,100        0        0       173,100        0        0
ALCOA INC                     COM  013817101        654    65,000SH PUT     65,000        0        0        65,000        0        0
ALTRIA GROUP INC              COM  02209S103        536    26,753SH         26,753        0        0        26,753        0        0
AMAZON COM INC                COM  023135106     10,795    98,800SH CALL    98,800        0        0        98,800        0        0
AMAZON COM INC                COM  023135106     29,751   272,300SH PUT    272,300        0        0       272,300        0        0
APPLE INC                     COM  037833100     11,922    47,397SH         47,397        0        0        47,397        0        0
APPLE INC                     COM  037833100     14,614    58,100SH CALL    58,100        0        0        58,100        0        0
APPLE INC                     COM  037833100     43,892   174,500SH PUT    174,500        0        0       174,500        0        0
BAIDU INC                     SPON 056752108        290     4,254SH          4,254        0        0         4,254        0        0
BAIDU INC                     SPON 056752108        824    12,100SH CALL    12,100        0        0        12,100        0        0
BAIDU INC                     SPON 056752108     16,979   249,400SH PUT    249,400        0        0       249,400        0        0
BANK OF AMERICA CORPORATION   COM  060505104        518    36,075SH         36,075        0        0        36,075        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108      1,259    50,500SH         50,500        0        0        50,500        0        0
CHESAPEAKE ENERGY CORP        COM  165167107        645    30,800SH         30,800        0        0        30,800        0        0
CHESAPEAKE ENERGY CORP        COM  165167107      4,190   200,000SH PUT    200,000        0        0       200,000        0        0
CHEVRON CORP NEW              COM  166764100        522     7,699SH          7,699        0        0         7,699        0        0
CHINA MOBILE LIMITED          SPON 16941M109      1,942    39,300SH         39,300        0        0        39,300        0        0
CHINA MOBILE LIMITED          SPON 16941M109     14,823   300,000SH PUT    300,000        0        0       300,000        0        0
CITIGROUP INC                 COM  172967101        193    51,286SH         51,286        0        0        51,286        0        0
COCA COLA ENTERPRISES INC     COM  191219104        763    29,500SH         29,500        0        0        29,500        0        0
COMCAST CORP NEW              CL A 20030N200        398    24,247SH         24,247        0        0        24,247        0        0
CONAGRA FOODS INC             COM  205887102        233    10,000SH         10,000        0        0        10,000        0        0
CONOCOPHILLIPS                COM  20825C104        982    20,000SH CALL    20,000        0        0        20,000        0        0
CONSOLIDATED EDISON INC       COM  209115104        846    19,639SH         19,639        0        0        19,639        0        0
CORNELL COMPANIES INC         COM  219141108        400    14,900SH         14,900        0        0        14,900        0        0
DEERE & CO                    COM  244199105      3,836    68,900SH PUT     68,900        0        0        68,900        0        0
DELL INC                      COM  24702R101        787    65,219SH         65,219        0        0        65,219        0        0
DEVON ENERGY CORP NEW         COM  25179M103      3,868    63,500SH         63,500        0        0        63,500        0        0
DEVON ENERGY CORP NEW         COM  25179M103      1,828    30,000SH CALL    30,000        0        0        30,000        0        0
DEVON ENERGY CORP NEW         COM  25179M103      8,035   131,900SH PUT    131,900        0        0       131,900        0        0
DISNEY WALT CO                COM  254687106        268     8,500SH          8,500        0        0         8,500        0        0
DISNEY WALT CO                COM  254687106      3,456   109,700SH PUT    109,700        0        0       109,700        0        0
DOW CHEM CO                   COM  260543103        278    11,740SH         11,740        0        0        11,740        0        0
DUKE ENERGY CORP NEW          COM  26441C105        761    47,583SH         47,583        0        0        47,583        0        0
EBAY INC                      COM  278642103        203    10,346SH         10,346        0        0        10,346        0        0
EXPEDIA INC DEL               COM  30212P105      2,817   150,000SH CALL   150,000        0        0       150,000        0        0
EXXON MOBIL CORP              COM  30231G102        227     3,969SH          3,969        0        0         3,969        0        0
EXXON MOBIL CORP              COM  30231G102      1,330    23,300SH CALL    23,300        0        0        23,300        0        0
FIDELITY NATL INFORMATION SV  COM  31620M106        211     7,876SH          7,876        0        0         7,876        0        0
FIRST SOLAR INC               COM  336433107      8,606    75,600SH         75,600        0        0        75,600        0        0
FIRST SOLAR INC               COM  336433107      5,361    47,100SH CALL    47,100        0        0        47,100        0        0
FIRST SOLAR INC               COM  336433107     15,356   134,900SH PUT    134,900        0        0       134,900        0        0
FREEPORT-MCMORAN COPPER & GO  COM  35671D857      4,730    80,000SH PUT     80,000        0        0        80,000        0        0
GENERAL ELECTRIC CO           COM  369604103      1,948   135,113SH        135,113        0        0       135,113        0        0
GENERAL ELECTRIC CO           COM  369604103        725    50,300SH CALL    50,300        0        0        50,300        0        0
GENERAL ELECTRIC CO           COM  369604103      3,837   266,100SH PUT    266,100        0        0       266,100        0        0
GERDAU AMERISTEEL CORP        COM  37373P105        387    35,500SH         35,500        0        0        35,500        0        0
        PAGE TOTAL              51              230,695
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE JUN10
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

GOLDMAN SACHS GROUP INC       COM  38141G104      3,361    25,600SH CALL    25,600        0        0        25,600        0        0
GOOGLE INC                    CL A 38259P508      1,891     4,251SH          4,251        0        0         4,251        0        0
GOOGLE INC                    CL A 38259P508     18,465    41,500SH PUT     41,500        0        0        41,500        0        0
HERSHEY CO                    COM  427866108        488    10,187SH         10,187        0        0        10,187        0        0
HEWLETT PACKARD CO            COM  428236103        418     9,661SH          9,661        0        0         9,661        0        0
HEWLETT PACKARD CO            COM  428236103      2,333    53,900SH CALL    53,900        0        0        53,900        0        0
HEWLETT PACKARD CO            COM  428236103      2,908    67,200SH PUT     67,200        0        0        67,200        0        0
HOME DEPOT INC                COM  437076102      1,785    63,600SH CALL    63,600        0        0        63,600        0        0
INTERACTIVE DATA CORP         COM  45840J107        534    16,000SH         16,000        0        0        16,000        0        0
INTERNATIONAL BUSINESS MACHS  COM  459200101      2,099    17,000SH CALL    17,000        0        0        17,000        0        0
INTERNATIONAL BUSINESS MACHS  COM  459200101      2,099    17,000SH PUT     17,000        0        0        17,000        0        0
ISHARES INC                   MSCI 464286848        743    80,801SH         80,801        0        0        80,801        0        0
ISHARES INC                   MSCI 464286848      2,668   290,000SH PUT    290,000        0        0       290,000        0        0
ISHARES TR INDEX              BARC 464287440        386     4,036SH          4,036        0        0         4,036        0        0
JPMORGAN CHASE & CO           COM  46625H100        231     6,300SH          6,300        0        0         6,300        0        0
JOHNSON & JOHNSON             COM  478160104      1,324    22,411SH         22,411        0        0        22,411        0        0
MEMC ELECTR MATLS INC         COM  552715104      1,237   125,200SH        125,200        0        0       125,200        0        0
MEMC ELECTR MATLS INC         COM  552715104      2,168   219,400SH PUT    219,400        0        0       219,400        0        0
MERCK & CO INC NEW            COM  58933Y105        302     8,633SH          8,633        0        0         8,633        0        0
MICROSOFT CORP                COM  594918104      3,981   173,000SH CALL   173,000        0        0       173,000        0        0
MICROSOFT CORP                COM  594918104      1,841    80,000SH PUT     80,000        0        0        80,000        0        0
MILLIPORE CORP                COM  601073109      3,923    36,785SH         36,785        0        0        36,785        0        0
MOTOROLA INC                  COM  620076109         70    10,762SH         10,762        0        0        10,762        0        0
NCR CORP NEW                  COM  62886E108        121    10,000SH CALL    10,000        0        0        10,000        0        0
NYSE EURONEXT                 COM  629491101      1,141    41,300SH CALL    41,300        0        0        41,300        0        0
PEABODY ENERGY CORP           COM  704549104      3,913   100,000SH PUT    100,000        0        0       100,000        0        0
PENNEY J C INC                COM  708160106      1,117    52,000SH CALL    52,000        0        0        52,000        0        0
PEPSICO INC                   COM  713448108        270     4,434SH          4,434        0        0         4,434        0        0
PFIZER INC                    COM  717081103        656    45,994SH         45,994        0        0        45,994        0        0
PHASE FORWARD INC             COM  71721R406        246    14,759SH         14,759        0        0        14,759        0        0
PROCTER & GAMBLE CO           COM  742718109        479     7,989SH          7,989        0        0         7,989        0        0
PSYCHIATRIC SOLUTIONS INC     COM  74439H108        792    24,200SH         24,200        0        0        24,200        0        0
QUALCOMM INC                  COM  747525103      3,222    98,100SH CALL    98,100        0        0        98,100        0        0
QUALCOMM INC                  COM  747525103        266     8,100SH PUT      8,100        0        0         8,100        0        0
RESEARCH IN MOTION LTD        COM  760975102     23,423   475,500SH CALL   475,500        0        0       475,500        0        0
RESEARCH IN MOTION LTD        COM  760975102     18,729   380,200SH PUT    380,200        0        0       380,200        0        0
SPDR S&P 500 ETF TR           UNIT 78462F103        702     6,800SH          6,800        0        0         6,800        0        0
SPDR S&P 500 ETF TR           UNIT 78462F103     30,966   300,000SH CALL   300,000        0        0       300,000        0        0
SPDR S&P 500 ETF TR           UNIT 78462F103     41,288   400,000SH PUT    400,000        0        0       400,000        0        0
SANDISK CORP                  COM  80004C101      2,524    60,000SH CALL    60,000        0        0        60,000        0        0
SANDISK CORP                  COM  80004C101     17,358   412,600SH PUT    412,600        0        0       412,600        0        0
SARA LEE CORP                 COM  803111103        669    47,460SH         47,460        0        0        47,460        0        0
SCHLUMBERGER LTD              COM  806857108      4,737    85,600SH PUT     85,600        0        0        85,600        0        0
SELECT SECTOR SPDR TR         SBI  81369Y605      2,070   149,900SH        149,900        0        0       149,900        0        0
SELECT SECTOR SPDR TR         SBI  81369Y605      5,179   375,000SH PUT    375,000        0        0       375,000        0        0
SMITH INTL INC                COM  832110100        629    16,700SH         16,700        0        0        16,700        0        0
SOUTHERN CO                   COM  842587107        253     7,601SH          7,601        0        0         7,601        0        0
STARBUCKS CORP                COM  855244109        270    11,098SH         11,098        0        0        11,098        0        0
STARBUCKS CORP                COM  855244109      6,075   250,000SH CALL   250,000        0        0       250,000        0        0
STARBUCKS CORP                COM  855244109        396    16,300SH PUT     16,300        0        0        16,300        0        0
SUNTECH PWR HLDGS CO LTD      ADR  86800C104        322    35,100SH         35,100        0        0        35,100        0        0
SUNTECH PWR HLDGS CO LTD      ADR  86800C104      1,376   150,000SH PUT    150,000        0        0       150,000        0        0
        PAGE TOTAL              52              224,444
PAGE:     3     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE JUN10
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

SYBASE INC                    COM  871130100      2,328    36,000SH         36,000        0        0        36,000        0        0
SYBASE INC                    COM  871130100        647    10,000SH CALL    10,000        0        0        10,000        0        0
TEXAS INSTRS INC              COM  882508104        582    25,000SH         25,000        0        0        25,000        0        0
US BANCORP DEL                COM  902973304      2,260   101,100SH CALL   101,100        0        0       101,100        0        0
UNITED PARCEL SERVICE INC     CL B 911312106      6,258   110,000SH CALL   110,000        0        0       110,000        0        0
UNITED STATES NATL GAS FUND   UNIT 912318102      1,504   194,100SH CALL   194,100        0        0       194,100        0        0
UNITED STATES STL CORP NEW    COM  912909108      6,542   169,700SH PUT    169,700        0        0       169,700        0        0
VERIZON COMMUNICATIONS INC    COM  92343V104        283    10,105SH         10,105        0        0        10,105        0        0
VISA INC                      COM  92826C839        210     2,964SH          2,964        0        0         2,964        0        0
WAL MART STORES INC           COM  931142103        955    19,869SH         19,869        0        0        19,869        0        0
WELLS FARGO & CO NEW          COM  949746101        321    12,535SH         12,535        0        0        12,535        0        0
WELLS FARGO & CO NEW          COM  949746101        904    35,300SH PUT     35,300        0        0        35,300        0        0
        PAGE TOTAL              12               22,794
       GRAND TOTAL             115              477,933

